                       SUPPLEMENT DATED FEBRUARY 14, 1997
                    TO THE PROSPECTUS DATED JANUARY 31, 1997

                             MONEY MARKET PORTFOLIO
                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                                GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                      INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                               ----------------

  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct and indirect parent, respectively, of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP, the Fund's investment advisers. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP will be subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

  Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                               ----------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                      SUPPLEMENT DATED FEBRUARY 14, 1997
                   TO THE PROSPECTUS DATED JANUARY 31, 1997


                               ----------------

     On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the investment adviser to the portfolios offered by the Prospectus. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

     Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 -------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 14, 1997
                    TO THE PROSPECTUS DATED JANUARY 13, 1997

                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                                GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                               ----------------

  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct and indirect parent, respectively, of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP, the Fund's investment advisers. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP will be subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

  Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                               ----------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 14, 1997
                    TO THE PROSPECTUS DATED OCTOBER 1, 1996

                       EMERGING MARKETS EQUITY PORTFOLIO

                               A PORTFOLIO OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                               ----------------

  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the investment adviser to the Portfolio offered by the Prospectus. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

  Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                               ----------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE